Offerings	Apr. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	6,390,000
Proposed Maximum Offering Price per Unit	23.50
Maximum Aggregate Offering Price	$ 150,165,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,737.79
Offering Note	(a) Includes 850,000 shares of common stock issuable upon the exercise of the pre-funded warrants to purchase common stock. (b) The registration fee is calculated in accordance with Rule 457(r) of the Securities Act. Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3ASR (File No. 333-293206) on February 4, 2026 (the "Registration Statement") was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. This "Calculation of Filing Fee" table shall be deemed to update the table in Item 14 of the Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase common stock
Amount Registered | shares	850,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) Pursuant to Rule 416 under the Securities Act, the pre-funded warrants to purchase common stock being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of share splits, share dividends or similar transactions. (b) Represents the sum of the offering price of the pre-funded warrants of $23.499 per pre-funded warrant and the exercise price of $0.001 per share issuable pursuant to the pre-funded warrants. (c) The registration fee for the pre-funded warrants is being allocated to the shares of common stock issuable upon exercise of the pre-funded warrants.